Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 08, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and company performance for the fiscal years listed below. The Human Capital and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Yemin (1) ($)	Summary Compensation Table Total for Soreq (1) ($)	Compensation Actually Paid to Yemin (1) (2) (3) ($)	Compensation Actually Paid to Soreq (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ millions)	Adjusted EBITDA (5) ($ millions)
							TSR ($)	Peer Group TSR ($)
2023	—	7,723,297	—	6,674,297	3,197,069	1,124,068	86.53	176.94	19.8	949.70
2022	12,440,898	6,335,764	14,666,923	5,353,056	2,312,687	2,613,592	87.24	144.40	290.5	1,169.80
2021	8,668,413	—	409,800	—	1,779,637	1,334,308	47.41	85.42	(95.3)	37.70
2020	6,771,657	—	5,917,443	—	1,227,731	648,558	50.82	65.62	(573.8)	(275.10)

(1)
Avigal Soreq was our PEO during 2023 and the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2020 to June 8, 2022. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below. Mr. Soreq’s compensation for 2020 is included in the
Non-PEO
NEO column for that year as set forth below.

2020	2021	2022	2023
Avigal Soreq	Louis LaBella	Reuven Spiegel	Ezra Uzi Yemin
Louis LaBella	Reuven Spiegel	Denise McWatters	Reuven Spiegel
Reuven Spiegel	Denise McWatters	Todd O’Malley	Denise McWatters
Assaf Ginzburg	Todd O’Malley	Nithia Thaver	Joseph Israel
Frederec Green			Todd O’Malley
Abigail Yates

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2023	7,723,297	(3,623,101)	2,574,101	6,674,297

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,197,069	(1,193,174)	(879,827)	1,124,068
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2023	2,896,423	(445,542)	474,530	15,183	(366,493)	—	2,574,101

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	573,572	(739,811)	237,339	10,311	(961,238)	—	(879,827)

(4)
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group is comprised of Calumet Specialty Products Partners, L.P. (NASDAQ: CMLT), CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO) (formerly HollyFrontier Corporation (NYSE: HCF)), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE: PSX), Par Pacific Holdings (NYSE: PARR), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”). For 2023, to better align our
10-K
Performance Graph with our custom TSR peer group and to ensure the use of a comparable group of companies operating in a consolidating industry, we added CLMT and PARR to our peer group. The peer group TSR performance for the peer group disclosed in our 2023 Proxy filing, absent these additions, would have been, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, respectively: $
65.62
, $85.42, $144.40, and $176.94.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. For details regarding the reconciliation of U.S. GAAP to our Adjusted EBITDA, refer to the Adjusted net income (loss) per share reconciliation in the press release announcing our financial results for the quarter ended December 31, 2023 furnished as Exhibit 99.1 to our Current Report on Form
8-K
filed with the SEC on February 27, 2024 (the “2023 Earnings Release”).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Avigal Soreq was our PEO during 2023 and the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2020 to June 8, 2022. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below. Mr. Soreq’s compensation for 2020 is included in the
Non-PEO
NEO column for that year as set forth below.

2020	2021	2022	2023
Avigal Soreq	Louis LaBella	Reuven Spiegel	Ezra Uzi Yemin
Louis LaBella	Reuven Spiegel	Denise McWatters	Reuven Spiegel
Reuven Spiegel	Denise McWatters	Todd O’Malley	Denise McWatters
Assaf Ginzburg	Todd O’Malley	Nithia Thaver	Joseph Israel
Frederec Green			Todd O’Malley
Abigail Yates

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group is comprised of Calumet Specialty Products Partners, L.P. (NASDAQ: CMLT), CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO) (formerly HollyFrontier Corporation (NYSE: HCF)), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE: PSX), Par Pacific Holdings (NYSE: PARR), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”). For 2023, to better align our
10-K
Performance Graph with our custom TSR peer group and to ensure the use of a comparable group of companies operating in a consolidating industry, we added CLMT and PARR to our peer group. The peer group TSR performance for the peer group disclosed in our 2023 Proxy filing, absent these additions, would have been, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, respectively: $
65.62
, $85.42, $144.40, and $176.94.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2023	7,723,297	(3,623,101)	2,574,101	6,674,297

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,197,069	(1,193,174)	(879,827)	1,124,068
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2023	2,896,423	(445,542)	474,530	15,183	(366,493)	—	2,574,101

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	573,572	(739,811)	237,339	10,311	(961,238)	—	(879,827)

Non-PEO NEO Average Total Compensation Amount			$ 3,197,069	$ 2,312,687	$ 1,779,637	$ 1,227,731
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,124,068	2,613,592	1,334,308	648,558
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2023	7,723,297	(3,623,101)	2,574,101	6,674,297

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,197,069	(1,193,174)	(879,827)	1,124,068
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2023	2,896,423	(445,542)	474,530	15,183	(366,493)	—	2,574,101

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	573,572	(739,811)	237,339	10,311	(961,238)	—	(879,827)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company
Total S
hareholder Return (“TSR”), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company
Total S
hareholder Return (“TSR”), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount			$ 86.53	87.24	47.41	50.82
Peer Group Total Shareholder Return Amount			176.94	144.4	85.42	65.62
Net Income (Loss)			$ 19,800,000	$ 290,500,000	$ (95,300,000)	$ (573,800,000)
Company Selected Measure Amount			949,700,000	1,169,800,000	37,700,000	(275,100,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. For details regarding the reconciliation of U.S. GAAP to our Adjusted EBITDA, refer to the Adjusted net income (loss) per share reconciliation in the press release announcing our financial results for the quarter ended December 31, 2023 furnished as Exhibit 99.1 to our Current Report on Form
8-K
filed with the SEC on February 27, 2024 (the “2023 Earnings Release”).

Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
Avigal Soreq [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,723,297	$ 6,335,764
PEO Actually Paid Compensation Amount			$ 6,674,297	5,353,056
PEO Name		Avigal Soreq	Avigal Soreq
Avigal Soreq [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
Ezra Uzi Yemin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,440,898	$ 8,668,413	$ 6,771,657
PEO Actually Paid Compensation Amount				$ 14,666,923	$ 409,800	$ 5,917,443
PEO Name	Ezra Uzi Yemin				Ezra Uzi Yemin	Ezra Uzi Yemin
PEO | Avigal Soreq [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,623,101)
PEO | Avigal Soreq [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,574,101
PEO | Avigal Soreq [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,896,423
PEO | Avigal Soreq [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(445,542)
PEO | Avigal Soreq [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			474,530
PEO | Avigal Soreq [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,183
PEO | Avigal Soreq [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(366,493)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,193,174)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(879,827)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			573,572
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(739,811)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			237,339
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,311
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (961,238)